Financial risk management	12 Months Ended
Mar. 31, 2022
Financial Risk Management [Abstract]
Financial risk management	Financial risk management
The Group's activities are exposed to a variety of financial risks such as market risk (including currency risk and interest rate risk), credit risk and liquidity risk.
To minimize the impact of potential adverse effects of market volatility on financial performance, the Group hedges certain market risks via derivative contracts with banks. The Group manages financial risks through its central treasury department in compliance with policies approved by the board of directors.
(a)Market risk
i)Foreign exchange risk
The Euro is the presentation currency of the Group and functional currency of the Company , and due to the international footprint of its TFSS, AVPS, and CRTS businesses, the Group is exposed to foreign exchange risks.
Foreign exchange risks are mainly due to the funding of entities with non-Euro functional currencies in the form of intra-group loans and cash pools. The largest exposures are GBP, AUD, JPY and SEK and volatility in these currencies may therefore impact the Group’s results.
Trade payables and receivables exposed to foreign exchange risks are mainly intra-group and denominated in the respective entity’s functional currency.
A foreign exchange rate sensitivity analysis has been performed on the monetary items exposed to foreign exchange risks in the statement of financial position.
At March 31, 2022, if currency rates on the major currencies had been 2% higher/lower and with all other variables held constant, profit before tax for the year would have been EUR0.7 million (EUR0.1 million for the financial year ended March 31, 2021, EUR0.1 million for the financial year ended March 31, 2020) lower/higher.
ii)Interest rate risk
The Group's interest rate risk arises from the external senior debt structured at floating rates, accompanied by an interest rate floor. A significant increase in interest rates may affect the funding cost of the Group.
If the market interest rate would have been 1% higher/lower and, with all other variables held constant, profit before tax for the year would have been EUR3.1 million (EUR2.8 million for the financial year ended March 31, 2021, EUR3.6 million for the financial year ended March 31, 2020) lower as a result of an increase in the borrowing cost of the external senior debt.
(b)Credit risk
Counterparty credit risk is managed at Group level, except for credit risk relating to accounts receivable balances. Each operating entity is responsible for managing and analyzing the credit risk for new clients before standard payment terms and conditions are offered.
Credit risk towards banks arises from cash and cash equivalents, derivative financial instruments and deposits held with these business partners. The credit risk towards banks is managed by Group treasury in compliance with the Group's policies that define the corporate instructions in relation to managing counterparty limits. As such, investments of surplus funds can only be done with approved counterparties and any new counterparties are to be confirmed by the CFO of the Group before any cash deposits or financial transactions can be executed with them.
The Group’s approval policy over banks and financial institutions ensures that consistent and efficient cash management structures are implemented to enable a sound level of cash concentration in the Group. Local Management is required to request written approval to the Group treasury department prior to initiating new bank relationships or financial services or before amending existing relationships or banking setups. In compliance with the Senior Facilities Agreement (SFA), a number of obligors’ bank accounts are pledged and subject to close monitoring by the Group’s treasury department (Note 26).
According to the Group’s current policy over cash deposits and financial instruments, the counterparty credit quality is measured by the long-term issue credit ratings of S&P and Moody’s and should be minimum BBB-. Counterparty credit limits are set to control the concentration of risks and therefore mitigate financial loss through a counterparty’s potential failure to make payments. Any deviation from the Group’s policy is subject to the approval of the Group’s CFO.
Credit risk from trade receivables and contract assets is managed according to the Group’s policies. Operating entities apply credit risk management procedures in line with these policies. Credit risk is monitored on a country by country basis, considering the aging profile of the customers and historical and forward-looking default indicators. Additionally, the type of counterparty, be it an individual customer or a state authority, is used as a potential class of different risk profiles.
Management of operational entities monitors exposure to credit risk on an ongoing basis. The creditworthiness of new customers is assessed before signing trade contracts. Any change request of the already agreed credit conditions is reviewed from a creditworthiness standpoint and approved by the operational entities. The assessment of creditworthiness takes into consideration external ratings and information from relevant institutions.
As disclosed in Note 19, as of March 31, 2022, 88.0% (as of March 31, 2021 79.1%, as of March 31, 2020 62.7% ) of total trade receivables are not yet due.
An impairment analysis is performed at each reporting date on an individual customer basis.
There are no significant concentrations of credit risk arising from trade receivables and contract assets.
(c)Liquidity risk
Liquidity describes the ability of a company to generate sufficient cash flows to meet cash requirements of its business operations, including working capital needs, capital expenditure, debt interest and service, acquisitions and other contractual obligations. The objective of our capital management is to have sufficient liquidity, also ensuring that the Group respects any financial and maintenance covenants linked to obligations towards our creditors.
For the purpose of assessing liquidity risk, all operational entities of the Group forecast their cash on a weekly rolling basis. These are monitored by Group treasury ensuring that the Group's liquidity position at all times meets operational cash needs.
In addition to the centralization of cash available in the local operations as a primary source of liquidity, Group treasury has access to:
• a Revolving Credit Facility (“RCF”) as part of the Senior Facilities Agreement of up to EUR100.0 million (EUR100.0 million as of March 31, 2021, EUR80.0 million as of March 31, 2020)
• a Supplemental Liquidity Facility (“SLF”) of USD75.0 million provided by certain pre-NYSE listing shareholders
•uncommitted facilities of up to EUR8.4 million (EUR18.2 million as of March 31, 2021, EUR15.0 million as of March 31, 2020).
As of March 31, 2022, only EUR0.9 million remains undrawn under the revolving credit facility and the Supplemental Liquidity Facility and uncommitted facilities are fully available (Note 26, Note 44).
In addition to the above, on May 5, 2022, subsequent to the end of the reporting period, the Group entered into an investment agreement resulting in the receipt of aggregate gross proceeds of USD225.0 million (EUR215.2 million) (see Note 44)
At the reporting date, the Group held total liquid assets of EUR51.7 million (EUR182.8 million as of March 31, 2021, EUR226.1 million as of March 31, 2020).
COVID-19 Liquidity Impact Update
Please refer to Note 43 for details on the impact of COVID-19 on the Group’s liquidity.
The table below analyzes the Group's non-derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2022
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	—	20,075	40,205	738,955	—
Other non-current liabilities (1)	—	—	7,010	22,555	142
Trade payables	103,457	62,646	—	—	—
Other current liabilities (2)	14,987	10,978	—	—	—
Accrued liabilities (3)	19,954	8,516	—	—	—
Total	138,398	102,215	47,215	761,510	142

As of March 31, 2021
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	110	20,302	119,074	678,269	—
Other non-current liabilities (1)	—	—	9,396	18,903	1,175
Trade payables	99,067	48,410	—	—	—
Other current liabilities (2)	19,798	14,196	—	—	—
Accrued liabilities (3)	22,464	10,057	—	—	—
Total	141,439	92,965	128,470	697,172	1,175

As of March 31, 2020
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	5,176	15,584	20,759	645,015	—
Other non-current liabilities (1)	—	—	11,298	15,913	2,540
Trade payables	137,005	82,838	4,362	6,873	6,241
Other current liabilities (2)	21,956	14,753	272	(55)	1,197
Accrued liabilities (3)	25,501	10,251	83	103	1,339
Total	189,638	123,426	36,774	667,849	11,317
(1)The line items “Loans and borrowings” and “Other non-current liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other non-current liabilities).
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “Input VAT, withholding tax” have been excluded from the line “Other current liabilities”. For further details on these excluded items see Note 32.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”. For further details on the excluded items see Note 33.
As of March 31, 2022 the Group also had EUR12.1 million of warrants outstanding (EUR31.0 million as of March 31, 2021, and nil as of March 31, 2020) and as a consequence of their USD11.50 exercise price (as per Note 41), there is a low probability of an exercise of these derivative instruments, and a subsequent cash outflow with a material liquidity impact in the foreseeable future.
Net debt reconciliation
This section presents a breakdown of net debt and details the movements in net debt for each of the periods presented:

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2021	(182,783)	111	720,745	12,578	19,122	569,773
Cash flows	129,126	731	—	(13,374)	—	116,483
Foreign exchange adjustments	565	(166)	—	(31)	(20)	348
Other changes	1,402	—	1,809	11,365	(7,783)	6,793
Net debt as of March 31, 2022	(51,690)	676	722,554	10,538	11,319	693,397

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2020	(226,139)	1,081	624,595	14,001	27,750	441,288
Cash flows	39,122	(884)	90,578	(15,031)	—	113,785
Foreign exchange adjustments	1,155	(86)	—	39	48	1,156
Other changes	3,079	—	5,572	13,569	(8,676)	13,544
Net debt as of March 31, 2021	(182,783)	111	720,745	12,578	19,122	569,773

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2019	(104,072)	2,102	622,398	13,713	32,420	566,561
Cash flows	(122,996)	(1,066)	—	(15,402)	—	(139,464)
Foreign exchange adjustments	929	45	—	(157)	(352)	465
Other changes	—	—	2,197	15,847	(4,318)	13,726
Net debt as of March 31, 2020	(226,139)	1,081	624,595	14,001	27,750	441,288
(d)Capital risk management
The capital structure of the Group as of March 31, 2022 is composed of consolidated equity of EUR(185.8) million (EUR(100.6) million as of March 31, 2021, EUR71.5 million as of March 31, 2020) and senior debt with a carrying value of EUR722.6 million (EUR720.7 million as of March 31, 2021, EUR624.6 million as of March 31, 2020). This represents an Equity/Capital ratio[3] of -25.7% (-14.0% as of March 31, 2021, 10.3% as of March 31, 2020).
The group at its consolidated level is not subjected to any externally imposed capital requirements. Certain jurisdictions may require Global Blue subsidiaries to maintain certain local capital requirements which is monitored locally. The group currently does not have any non-compliance to local capital requirements that may lead to material risks.
(e)Fair value estimation
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	3,881	3,881
Total assets	—	—	3,881	3,881
Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	15,419	15,419
- Warrant liabilities - Public warrants	7,539	—	—	7,539
- Warrant liabilities - Private warrants	—	4,512	—	4,512
- Other current liabilities - Derivative financial instruments	—	356	—	356
Total liabilities	7,539	4,868	15,419	27,826

As of March 31, 2021
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Other investments	—	—	753	753
-Other current receivables - Derivative financial instruments	—	231	—	231
Total assets	—	231	753	984
Liabilities
Financial liabilities at fair value through profit or loss
- Other current liabilities - Contingent consideration	—	—	9,618	9,618
- Other non-current financial liabilities - Put options	—	—	7,423	7,423
- Warrant liabilities - Public warrants	21,135	—	—	21,135
- Warrant liabilities - Private warrants	—	9,844	—	9,844
Total liabilities	21,135	9,844	17,041	48,020

As of March 31, 2020
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Other investments	—	—	3	3
-Other current receivables - Derivative financial instruments	—	742	—	742
Total assets	—	742	3	745
The fair value of financial instruments that are not traded in an active market (for example over-the-counter derivatives, put options and private warrants) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. For further details please refer to Note 27 and Note 41.